Intangible assets, net - Estimated amortization expense of existing intangible assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Estimated amortization expense of existing intangible assets
2023	¥ 1,978
2024	1,419
2025	1,173
2026	616
2027	351
Total	¥ 5,537	¥ 3,820